AETOS CAPITAL

                                 Absolute Return
                        Confidential Discussion Materials



                              General Presentation
















Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring the funds in which we invest. Potential investors in absolute return vehicles are urged to familiarize themselves with these risks before investing.



            AETOS CAPITAL, LLC
              Independence
o Founded in 1999, Aetos is owned and managed by its principals o $2.7 billion in total firm assets under management o Principal's assets invested alongside client's o Offices in New York, Menlo Park and Tokyo o 100 employees


              Experience
o Fiduciary perspective and capital markets expertise gained from having held significant positions at leading endowments, private equity and traditional investment management organizations (Morgan Stanley
                  Asset Management, Stanford University, Northwestern University, and Evaluation Associates Inc.)

              Focus
o Only involved in investment management - no conflicts of interest with other businesses
o        Specializing in alternative investment strategies


              Institutional Discipline
o Fundamentally based investment process integrated with risk management used to generate non-correlated returns
o Registered investment adviser with SEC-registered 1940 Act investment vehicles*

* Aetos Alternatives Management, LLC, a wholly-owned subsidiary of Aetos Capital, LLC, is a registered investment advisor. Such registration does not imply in any manner whatsoever that Aetos has been sponsored, recommended, or approved, or that its abilities or qualifications have in any respect been passed upon by the United States or any agency or any officer thereof. You should consider the investment objectives, risks and charges and expenses of the Aetos Funds before investing. The prospectus contains this and other 2 information. Please call 212-201-2540 to request a prospectus and read it carefully before investing.

                               AETOS CAPITAL, LLC
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                                                Executive Committee
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                 Anne Casscells
                             Co-President and Chief
                          Investment Officer, Absolute
                                                 Return Strategies

                       Stanford Management Company, Chief
                               Investment Officer
                      Goldman Sachs, Vice President, Fixed
                                                  Income Division
                                            Stanford University, M.B.A.
                                               Yale University, B.A.


                     James M. Allwin
                     Chief Executive Officer

                  Morgan Stanley, Head of Investment Management
             Dartmouth College, M.B.A., Member of Board of Overseers
      Yale University, B.A., Member of the Investment Committee (1997-2002)




                                Michael F. Klein
                             Co-President and Chief
                                            Operating Officer, Absolute
                                                 Return Strategies

                                                  Morgan Stanley,
                         President, Institutional Funds
                          Rogers & Wells, Tax Attorney
                                                Boston College, JD.
                            Colgate University, B.A.



o        52.0 billion
o        99% institutional clients
            Harold J. Schaaff        Kenneth M. deRegt         Scott M. Kelley
            General Counsel and            Risk Advisor        Chief Investment
                                 Chief Officer,
            Compliance Officer                                     Real Estate
                                     Morgan Stanley, Head of
                                     Fixed
          Morgan Stanley                     Income             Morgan Stanley,
                                                                       Managing
               General Counsel,         Foreign Exchange    Director and Co-Head
               Investment Mgmt.                      and                Global
            Sullivan & Cromwell,           Commodities    Real Estate Investment
                                                                         Group
             Securities Attorney                Stanford           Northwestern
                                        University, B.A.      University, M.B.A.
                                                                  University of
                                                                  Virginia, B.S.
                University of
                California at
             Los Angeles, J.D.
            Brown University, B.A
       -------------------------------------------------------------------------




                                      S740 million
o        90% institutional clients

                       AETOS ABSOLUTE RETURN STRATEGIES
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                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                         Aetos Alternatives Management
                                 Anne Casscells
                             Co-President and Chief
                               Investment Officer
                                                  James M. Allwin
                                              Chief Executive Officer
                                Michael F. Klein
                             Co-President and Chief
                                                 Operating Officer
                           Investment Management Team
       Manager Research and Portfolio Construction
           Harold J. Schaaff                       Scott Sawyer, CPA
          General Counsel and Chief Compliance    Chief Financial

                    Officer                                 Officer
Stanford Management Company,   Evaluation Associates,   Morgan Stanley,
             Morgan Stanley,
                Northwestern University,
                                                             General Electric

   Asset Mgmt.,
Chief Investment Officer   Manager of Assets  Senior Vice President  President,
       General Counsel, Investment Mgmt.       Manager of Fund

                             Alternative
Institutional                                                Operations
                                                Funds
Goldman Sachs, Vice President,   AIG Global Investment Corporation,

Rogers & Wells,  Sullivan & Cromwell, Securities AttorneyPricewaterhouseCoopers
             PriceWaterhouse, Consultant
        Tax Attorney                                                  Manager
Fixed Income Division       NorthwesternM.B.A.  Managing Director, Portfolio
 Boston College,      University of California at Los     Bucknell University,
                             University,        Manager
    J.D.                     Angeles, JD.                      B.S.
Stanford University, M.B.A.        Miami B.S.              Georgetown
               Colgate               Brown University, B.A.
                             University,            University, B.S.
               University, B.A.
   Yale University, B.A.
                       Associates
                                   Operations

Jonathan Bishop               J. Blair Schmicker              Darren N. Dinneen
                J. Bricker Waid               Reid Conway
Research Associate                     Research               Research Associate
           Associate Portfolio Manager      Legal Associate

                                    Associate
              SG Barr Devlin,               Credit Suisse First Boston,
      Robertson Stephens,            Morgan Stanley, Analyst,         Alliance
       Capital,
       Analyst, Restructuring and M&A       Analyst, Investment Banking
Analyst, Investment Banking Restructuring and M&A      Assistant Vice President,

        University of Virginia, B.S.               Dartmouth
             Harvard University, B.A.      University of Virginia, B.S.
Mutual Fund Compliance
                                  College, B.A.
Stanford University, B.A
--------------------------------------------------------------------------
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                                Client Relations
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                 Andrea Bollyky
                                                  David Tonkovich

                                                Jacob Walthour, Jr.
 Managing Director, Head of Client Relations     Vice President
             Managing Director
                   Clay Finlay, Inc.,                  Orme Capital Management,
                Moore Capital,

    Principal, Head of Global Business         Director of Business Development
         Senior Member, Capital
 Development
      Markets Group
Gartmore Capital Management,               Whitney & Company,
                    Morgan Stanley,
                             Account Executive                 Associate,
Business Development          Principal, Investment
     Management
   SEI Corporation, Manager                         Boston College, B.S.
        State University of New York at
         Albany, B.A.
                          Lehigh University, B.A.
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                              INVESTMENT PHILOSOPHY
o We partner with clients to provide tailored solutions across the spectrum of hedge fund strategies o We integrate risk management into all aspects of the investment process focusing on manager, operational, portfolio, and strategy/investment risk
o We maintain a bias towards fundamentally oriented managers and complement experienced and established firms with emerging talent.
o We focus on managers with demonstrated investment and business skill, deep organizations, sustainable performance, and consistent risk profiles.
o We determine the allocation to hedge fund strategies and managers merging quantitative and qualitative factors, using mean-variance optimization tools, reviewing correlations among managers and incorporating position limits, ranges and liquidity constraints
o We invest with managers who provide portfolio transparency and access to principals affording a clear understanding of each manager's investment strategy, competitive advantage, and underlying drivers of returns
o We follow an investment process which combines excellence in research, risk management, manager due diligence, and portfolio construction to increase the probability of consistent and uncorrelated investment results


                               INVESTMENT PROCESS

With institutional standards in mind, we follow a disciplined and repeatable investment process which incorporates the tenets of modern portfolio theory





                                                   Fundamental &
                                              Macroeconomic Research


                               Monitoring Process





 Portfolio Construction: Multi-Strategy Portfolios
                             Manager Identification
                                               Manager Evaluation



                           Integrated Risk Management




Portfolio Construction: Single-Strategy Funds
                                                         6



                           INTEGRATED RISK MANAGEMENT
Risk management is integrated in every step of the investment process. We evaluate risk in each of its four constituent parts and focus on the key variables in each




                                   Management
                                      Risk
                              Quality of Franchise
                             Alignment of Interests
                            Organizational Stability
                                               Investment Discipline
                               Integrity & Ethics
                                   Client Mix
                                                       Legal


                                                     Portfolio
                                      Risk
                                  Correlations
                                              Performance Attribution
                                                     Liquidity
                        Scenario Analysis & Stress Tests
Strategy & Manager Diversification Exposure Profiles


                                                    Operational
                                      Risk
                                                Control Environment
                              Pricing & Valuations
                            Transparency & Reporting
                           External Service Providers
                                            Systems & Disaster Recovery
                                               Trading, Settlement &
                                 Reconciliation
                               Accounting & Audit


                                   Strategy /
                                                  Investment Risk
         Value at Risk
        Factor Risks & Exposures - Equity
             - Fixed Income - Credit - Volatility - Liquidity
             - Concentrations - Derivatives - Leverage


                     FUNDAMENTAL AND MACROECONOMIC RESEARCH
We classify investment strategies, determine the key drivers of performance, develop forward-looking views, set risk and return expectations, and undertake fundamental macroeconomic research





                                                   Global Growth
                                 Equity Markets
                                                  Opportunity Set
                                   Volatility

                                Liquidity-Driven
                                   Strategies

                                   Distressed
                                Merger Arbitrage
                                               Convertible Arbitrage
                                               Statistical Arbitrage
                             Event-Driven Arbitrage
                                            Capital Structure Arbitrage
                             Fixed Income Arbitrage


                                                       Multi
                                    Strategy


                                 Interest Rates


Shape of Yield Curve
                                  Skill-Driven
                                   Strategies

                                                 Long/Short Equity
                                              Quantitative Strategies
                                   Global TAA
                                 Market Neutral
                                  Sector Funds





Credit Spreads

                         ELEMENTS OF MANAGER EVALUATION

We employ a team-based approach with senior investment professionals responsible for manager research, operational due diligence and legal review







                                   Investment
                                    Research

            Transparency

      Investment Strategy

 Access to Principals Concentration

   Professional Background & Experience
                                                 Investment Record
                                                     Leverage
                           Scale & Growth of Assets

       Organizational Stability & Depth

Pricing Policies
   Legal Terms Operational Controls Business Strategy






                                                  Operational Due
                                                     Diligence




                                             MANAGER SELECTION PROCESS
Meticulous process reflecting nearly three decades of collective hedge fund experience is critical to discovering top investment talent


o Identify managers qualified by experience and pedigree within eligible investment strategies through propriety network, databases, prime brokers and conferences
o Develop an understanding of hedge fund's approach and assess manager's edge through a comprehensive review of a manager's philosophy, process, risk management, and organizational structure
o Quantitatively analyze track record to assess risk and return, exposure to market factors and evaluate current portfolio for fit
o Check peer, counter arty and client references through proprietary network to gain insight on investment skill, integrity, ethics and coherence of team
o Conduct backround checks for regulatory, civil and criminal violations, ven education and experience o Meet with CFO and other compliance and operations personnel to assess systems, control environment, disaster recovery and valuation processes, and create due diligence worksheet, operational risk scorecard for use in ongoing due diligence
Universe +7,000 Hedge Funds

Active Database +800 Hedge Funds

Evaluate +300 Hedge Funds

Focus +100 Hedge Funds

Invest 30-45 Hedge Funds


              o Review leal documents, identify points of possible misalignment of interest and negotiate terms and side letters



                             PORTFOLIO CONSTRUCTION
Construct portfolios that are diversified by manager, sub-strategy and strategy using a blend of qualitative assessments and quantitative tools




                                                   Fundamental &
                                              Macroeconomic Research

                                  Optimization

                               Manager Allocation
                                                Strategy Allocation
                           Mean-Variance Optimization
                                                  Position Limits
                                     Ranges
                                                     Liquidity


                              Manager Evaluation &
                                                     Selection

                                 Stress Testing
                                                Simulate Historical
                                                    Performance
                                                  Factor Analysis
                              Evaluate Alternative
                                   Portfolios







                                                 Single-Strategy
                                                       Funds




                                Multi-Strategy Portfolios

                                       CONSTRUCT SINGLE-STRATEGY FUNDS
As of December 31, 2004
       Multi-Strategy Arbitrage Fund*
o        Core group of multi-strategy managers
o        Satellite group of specialists
o        Tactically allocate among categories of arbitrage





     Convertible Arbitrage: 6%






  Multi-Strategy / Event Arbitrage: 56%

                                   Technology
                                                    Sector: 12%
                                      Financial Sector: 9% Utility Sector: 2%
Healthcare Sector: 4%      Asia / Pacific Specialist: 4%


                   Generalist / Diversified: 69%



                                                Long / Short Fund*
o        Core group of diversified generalists
o        Augment with sector and regional specialists


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                                            Fixed Income Arbitrage: 14%
  Credit Arbitrage: 16% Statistical Arbitrage: 8%




        Distressed Investments Fund*
oManage liquidity and match to strategy and liability structure o Select managers with varying styles:
    - Large vs. Small Cap - Senior vs. Junior Debt - Active vs. Passive
    - Long Only vs. Long/Short or Capital Structure
       Arbitrage







 Secured and Unsecured Bonds & Debt: 79%
                                                Market Neutral Fund
o        Diversify across factors:
        Value
    - Earnings revision
     - Insider trading
    - Forensic accounting
o Selectively add risk-controlled market neutral exposure to TAA and currencies
o        Geographic diversification


Quantitative Asset Allocation: 23%

                  *Allocations are subject to change over time



                                        CONSTRUCT MULTI-STRATEGY PORTFOLIOS
  As of December 31, 2004
                       Construct Multi-Strategy Portfolios
                         Portfolio Efficient Frontier

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                                                 Target Standard Deviation

Conservative Portfolio *

Distressed Fund: 0%
Long/Short Fund: 20%
Market Neutral Fund: 20%
Multi-Strategy Arbitrage Fund: 60%

Balanced Portfolio*

Distressed Fund: 5%
Market Neutral Fund: 15%
Long/Short Fund: 35%
Multi-Strategy Arbitrage Fund: 45%

Growth Portfolio*

Distressed Fund: 10%
Market Neutral Fund: 10%
Multi-Strategy Arbitrage Fund: 25%
Long/Short Fund: 55%





*Allocations are subject to change over time









 PORTFOLIO AND MANAGER MONITORING
Continually evaluate the market environment, opportunity set and risk profile of each strategy, and perform ongoing due diligence on individual managers


       Hedge Fund Monitoring
       Process: Review Actual vs.
                            Initial Investment Thesis
         o Review drivers of return and risk profile
           Hedge Fund
         o  Compare performance to capital markets
       Organization
      o   Conduct style drift analysis
    Leverage
    Concentration

   Exposures
   Review Portfolio Positions and Characteristics
       Risk Controls
      Performance attribution & peer analysis
o        Manager discussion
o        Statistical factor analysis


       Risk Analysis - Quantitative & Qualitative
o        Investment risk analysis
o        Operational review
o        Organizational stability review

                                                Strategy
                            Risk/Return Funds Flow Correlations





           Environment
               Volatility Liquidity Market






 OVERVIEW OF PORTFOLIOS AND PRODUCTS
Flexible portfolio construction to accommodate client specific return and volatility targets and provide tailored solutions across the spectrum of absolute return strategies

Underlying Managers

Multi-Strategy Arbitrage Fund           Conservative Portfolio (Lower-Volatility
                                        & Multi-Strategy)
Single-Strategy Funds
SEC-registered 1940 Act Funds
Off-shore Funds available

Distressed Investment Strategies Fund

Multi-Strategy Portfolios
Tactical allocations to strategy-specific Funds
Managed to specific return and volatility targets
Custom allocations available to target client directed return and volatility goals

Long/Short Strategies Fund                    Balanced Portfolio
                                              (Core & Multi-Strategy
Separate Accounts
Direct investments with underyling managers

Market Neutral Strategies Fund                Growth Portfolio
                                              (Higher-Volatility & Multi-
                                               Strategy)
Portable Alpha Utilizing Absolute Return
Utilizing Funds/Portfolios or separate account


                             WHY INVEST WITH AETOS?
    Experience
o Our senior investment professionals each have at least ten years of institutional experience investing in hedge fund strategies as fiduciaries
o Our professionals have extensive investment, capital markets, and trading experience across equities, fixed income, derivatives, arbitrage and distressed investments

    Philosophy
o Our goal is to preserve capital and maximize alpha - we believe in a fundamentally based process and disciplined approach to strategy allocation, manager selection, and monitoring
o We invest with the highest quality hedge fund managers, including both established and emerging talents, where we have conviction in both their investment process and operational structure
    o We require access to principals and portfolio information from our managers Process
o We integrate risk management into our investment process and construct portfolios which are diversified by strategy and manager using a blend of qualitative assessments and quantitative tools

    Partnership
o As fiduciaries by background and perspective, we recognize our responsibility to clients and offer the highest level of service by providing thoughtful research, market insights, tailored solutions, and customized reporting

                                                    BIOGRAPHIES
  James M. Allwin, Founder and Chief Executive Officer
 Mr. Allwin is the Founder and President of Aetos Capital. Prior to founding Aetos Capital, Mr. Allwin was head of the Investment Management businesses of Morgan Stanley, including Morgan Stanley Asset Management, Miller Anderson & Sherrerd and the firm's Private Equity and Real Estate Funds. Over the course of his 23-year career at Morgan Stanley, Mr. Allwin also worked in areas such as Corporate Finance and Mergers & Acquisitions. He was a member of the Morgan Stanley Management Committee. Mr. Allwin is a graduate of Yale University, where he served as a member of the Investment Committee from 1997 to 2002, and is presently on the Board of The Yale New Haven Hospital System. He received his MBA from the Amos Tuck School of Business Administration at Dartmouth College, where he is a member of the Board of Overseers and a founder of its Initiative on Corporate Citizenship and Ethics. He is a member of the Investment Advisory Committee of the Howard Hughes Medical Institute, a member of the Board of Directors of Summit Properties, Inc., Chairman of the Board of Directors of Communities In Schools, the nation's largest stayin-school program, and former Chairman of the Board of Trustees of Greenwich Academy. He also serves on the Boards of the Dia Art Foundation, National Mentoring Partnership, and the Chairman's and Director's Councils of the Museum of Modem Art.


  Anne Casscells, Managing Director, Co-President and Chief Investment Officer

 Ms. Casscells is a Managing Director of Aetos Capital and the Co-President and Chief Investment Officer of Aetos Capital's absolute return strategies. Prior to joining Aetos in October 2001, Ms. Casscells was the Chief Investment Officer of the Stanford Management Company, where she was responsible for the investment of over $10 billion in endowment funds and other assets on behalf of Stanford University. Prior to assuming her position as CIO in 1998, Ms. Casscells served for two and a half years as Managing Director of Investment Policy Research, where she was responsible for asset allocation and for the endowment's absolute return investments. During this period, she expanded the absolute return portfolio from $150 million to $650 million and developed a portable alpha program to enhance returns in the endowment's U.S. equity and fixed income asset classes. Prior to joining the Stanford Management Company, Ms. Casscells was a Vice President in Goldman Sachs' fixed income division and an analyst at Morgan Stanley. Ms. Casscells earned her Masters of Business Administration from the Stanford Graduate School of Business, where she was an Arjay Miller Scholar, and a Bachelor of Arts in British Studies, cum laude, from Yale University. Ms. Casscells is a trustee of the Stanford Business School Trust and a member of the Board of Directors of KQED Public Broadcasting, where she serves as Treasurer and head of the Finance and Investment Committees. She is the co-author with Robert Arnott, Chairman, First Quadrant, LP of a recently published article titled Demographics and Capital Markets Returns, Financial Analysts Journal, AIMR, Vol. 59, No. 2, March/April 2003.

  Michael F. Klein, Managing Director, Co-President and Chief Operating Officer Mr. Klein is a Managing Director of Aetos Capital and the Co-President and
 Chief Operating Officer of Aetos Capital's absolute return strategies. Prior to joining Aetos Capital in March 2000, Mr. Klein was a Managing Director of Morgan Stanley & Co. and was President and a Director of the Morgan Stanley Institutional Open and Closed-End Funds. Mr. Klein joined Morgan Stanley in 1995 and was involved in both the firm's institutional asset management and retail funds businesses. Prior to joining Morgan Stanley, he practiced law at the international law firm of Rogers & Wells in New York. Mr. Klein is a magna cum laude graduate of Colgate University where he was elected to Phi Beta Kappa, and received his Juris Doctor degree from Boston College Law School where he was graduated cum laude.


    Kenneth deRegt, Managing Director, Risk Advisor

 Mr. deRegt is a senior advisor of Aetos Capital, providing oversight in areas of investment strategy, overall operations and risk management. Prior to joining Aetos Capital in January 2003, Mr. deRegt headed the Fixed Income, Currencies and Commodities businesses for Morgan Stanley. He was a member of the Firm's Management Committee. During his twenty-year career at Morgan Stanley, Mr. deRegt had a variety of responsibilities relating to different Fixed Income businesses, including the Firm's Government Securities business and certain international businesses. Mr. deRegt is a graduate of Stanford University. He currently is the Chairman of the Board of Trustees of Eagle Hill School. He is also a member of the Board ofTrustees of PASE - The Partnership for After School Education.


  James T. Gibbons, Managing Director, Portfolio Manager

 Mr. Gibbons is a Managing Director of Aetos Capital and is a portfolio manager and senior member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos Capital in July 2002, Mr. Gibbons served as a Senior Vice President at Evaluation Associates Capital Markets, where he was responsible for research and due diligence on a large group of relative value and event driven hedge fund managers. During his career at Evaluation Associates Mr. Gibbons and team managed up to $2.6 billion in assets. Before joining Evaluation Associates, Mr. Gibbons spent ten years with AIG in New York, London and Tokyo. He served as chief investment officer for various AIG insurance entities and Managing Director for AIG Global Investment Corp. His responsibilities included asset allocation as well as the management of fixed income, equity and non-traditional investment teams that invested $13 billion. Earlier in his career, Mr. Gibbons worked for Unilever in their treasury units in the U.S. and London. Mr. Gibbons received his Bachelor of Science degree in Finance from Georgetown University.



  Scott M. Kelley, Managing Director, Head or Real Estate

 Mr. Kelley is a Managing Director of Aetos Capital and Chief Executive Officer of Aetos Japan. Prior to joining Aetos in April 2001, Mr. Kelley was a Managing Director and co-head of Morgan Stanley's global real estate investment banking group, where he was responsible for all international client matters. Mr. Kelley was responsible for building the international real estate investment banking business of Morgan Stanley, including its business in Japan. He was also a member of the Investment Committees for MSREF I, II and III and the Morgan Stanley Real Estate Special Situations Fund. During his career, Mr. Kelley led a number of the largest and most innovative real estate investment and recapitalization transactions globally including the purchase, recapitalization and sale of Red Roof Inns, and the development of the UP-REIT structure. Mr. Kelley is a member of the Real Estate Roundtable, McIntire School of Commerce Advisory Board, Pension Real Estate Association, the Urban Land Institute and a former director of the National Multi-Family Housing Council and the National Association of Real Estate Investment Trusts. He received a Bachelor of Science from the McIntire School of Commerce at the University of Virginia and a Masters in Management with Distinction from the J.L. Kellogg Graduate School of Management at Northwestern University.

  Jeffery J. Mora, CFA, Managing Director, Portfolio Manager
 Mr. Mora is a Managing Director of Aetos Capital and is a portfolio manager and senior member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos Capital in November 2001, Mr. Mora was the Manager of Alternative Assets for Northwestern University's endowment fund, where he was responsible for strategic and tactical asset allocations and manager due diligence and selection. Specifically, Mr. Mora developed expertise in hedge fund, distressed, private equity, oil & gas and real estate investments across the University's $1.5 billion alternative asset portfolio. Prior to Northwestern University, Mr. Mora was a consultant in Price Waterhouse's Valuation Services Group where he valued a diverse range of securities and interests, from private companies to complex derivative securities and intellectual property rights. He began his career as a Credit Analyst and Corporate Banker at the National City Corporation. Mr. Mora received a Bachelor of Science degree in Finance from Miami University, where he is a member of the Business Advisory Council of the Richard T. Farmer School of Business, and received a Masters in Management from the J.L. Kellogg Graduate School of Management at Northwestern University. Mr. Mora is also a Chartered Financial Analyst
  (CFA).


  Harold J. Schaaff, Managing Director, General Counsel and Chief Compliance Officer

 Mr. Schaaff is a Managing Director and General Counsel of Aetos Capital. Prior to joining Aetos Capital in March 2001, Mr. Schaaff was a Managing Director of Morgan Stanley and the President and a Director of the Morgan Stanley Institutional Open and Closed-End Funds. Prior to March 2000, Mr. Schaaff was a Managing Director and General Counsel for Morgan Stanley Investment Management. Mr. Schaaff joined Morgan Stanley in 1989. Prior to 1989, Mr. Schaaff practiced securities law for Sullivan & Cromwell in New York. Mr. Schaaff received his Bachelor of Arts degree from Brown University and his Juris Doctor degree from the University of California at Los Angeles where he was a member of the Order of the Coif and a John M. Olin Law and Economics Scholar.


  Scott D. Sawyer, Vice President, Chief Financial Officer

 Mr. Sawyer is a Vice President and Chief Financial Officer of Aetos Capital's Absolute Return strategies investment team. Prior to joining Aetos Capital in August 2004, Mr. Sawyer was a Client Portfolio Manager at General Electric Asset Management where he was responsible for the daily investment and operational oversight of third party accounts investing in various U.S. and international equity strategies. Prior to 2002, Mr. Sawyer was Manager of Fund Operations at General Electric Asset Management where he was responsible for the budgetary, control and reporting requirements for numerous families of mutual funds. Prior to joining General Electric Asset Management, Mr. Sawyer was an Audit Manager at PricewaterhouseCoopers, LLP. Mr. Sawyer graduated from Bucknell University where he received his Bachelor of Science in Accounting.

                                                    BIOGRAPHIES
  J. Bricker Waid, Associate Portfolio Manager
 Mr. Waid is a member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos Capital in July 2001, Mr. Waid worked in the Mergers, Acquisitions and Restructuring Department of Morgan Stanley. Mr. Waid's primary focus was advising clients in the energy and power sectors on a variety of transactions including acquisitions, divestitures, equity and debt offerings, leveraged buyouts and corporate restructurings. Mr. Waid graduated from the University of Virginia where he received a Bachelor of Science in Commerce with a concentration in Finance from the McIntire School

  Jonathan Bishop, Research Associate
 Mr. Bishop is a member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos in May 2004, Mr. Bishop worked at SG Barr Devlin, where he focused on mergers, acquisitions and restructuring advisory assignments in the energy and power sectors. Mr. Bishop's assignments included advising Pacific Gas & Electric Company on its restructuring under Chapter 11 of the U.S. Bankruptcy Code, and advising TransCanada Corp. on its pending $1.7 billion acquisition of Gas Transmission Northwest from an affiliate of PG&E Corp. Mr. Bishop graduated from the University of Virginia where he received a Bachelor of Science in Commerce with a concentration in Finance from the McIntire School.


  Reid Conway, Legal Associate
 Mr. Conway is a member of the Aetos Capital's legal team. Prior to joining Aetos Capital in May 2004, Mr. Conway was an Assistant Vice President at Alliance Capital, where he was responsible for mutual fund sales literature compliance with NASD rules and regulations and assisted with issues relating to mutual fund regulation. Prior to joining Alliance Capital, Mr. Conway was an Associate at J.P. Morgan Investment Management, where he provided legal support in connection with new product development and general mutual fund matters. Prior to joining J.P. Morgan Investment Management, Mr. Conway worked at Seward & Kissel LLP as a mutual fund paralegal. Mr. Conway graduated from Stanford University where he received a Bachelor of Arts degree in Developmental Psychology and earned his Masters in Business Administration from New York University.


  Darren N. Dinneen, Research Associate
  Mr. Dinneen is a member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos Capital in November 2004, Mr. Dinneen worked at Robertson Stephens as an Investment Banking Analyst within their Private Capital Group. Mr. Dinneen's transaction experience included financings for private technology companies and public life sciences companies. Mr. Dinneen graduated from Harvard University where he received a Bachelor of Arts degree in Government.


  J. Blair Schmicker, Research Associate
  Mr. Schmicker is a member of Aetos Capital's absolute return strategies investment team. Prior to joining Aetos Capital in August 2003, Mr. Schmicker worked in the Investment Banking Division of Credit Suisse First Boston advising pharmaceutical, biotechnology and medical technology companies on a variety of transactions including equity, debt and equity-linked offerings, acquisitions and private placements. Mr. Schmicker graduated cum laude from Dartmouth College where he received a Bachelor of Arts degree with High Honors in Economics with Mathematics.




                                                    BIOGRAPHIES
  Andrea M. Bollyky, Managing Director, Head of Client Relations
 Ms. Bollyky is a Managing Director of Aetos Capital and leads the business development and client relations activities for Aetos Capital's absolute return strategies. Prior to joining Aetos Capital in June 2004, Ms. Bollyky was a Principal with Clay Finlay Inc., a specialist global equity management firm with $8 billion under management and offices in New York, Tokyo and London where she was responsible for managing the firm's global business development and marketing activities. Prior to joining Clay Finlay in 1995, Ms. Bollyky was an Account Executive with Gartmore Capital Management, a global asset manager headquartered in London where she was responsible for managing the firm's North American consultant relations and client service activities. Earlier in her career, Ms. Bollyky was a Manager with SEI Corporation and a member of the International Investment Group, which created multi-manager investment products offered to the pension, endowment and foundation markets. Ms. Bollyky was also involved in the evaluation and analysis of investment managers for use in the firm's multi-manager investment strategies and for recommendations to the firm's consulting clients. She began her career as a Research Analyst affiliated with the Hungarian Ministry of Finance in Budapest Hungary. Ms. Bollyky was educated at Lehigh University, where she received a Bachelor of Arts in International Business with a concentration in Economics and Eastern European Studies, and the Economic University of Budapest. Ms. Bollyky is a member of the Board of Directors of AIMSE.


  Jacob Walthour, Jr., Managing Director, Client Relations

 Mr. Walthour is a Managing Director of Aetos Capital and is responsible for client relations activities for a number of Aetos Capital's firm-wide relationships. Prior to joining Aetos Capital in February 2002, Mr. Walthour was a founding member of the Capital Markets Group of Moore Capital Management, one of the largest hedge fund organizations with $8.5 billion in assets. Specifically, Mr. Walthour was responsible for institutional relationship management and business development. Prior to joining Moore Capital Management, he was a Principal of Morgan Stanley's investment management division, where he advised some of Morgan Stanley's largest corporate and other institutional clients on investment strategy and implementation and built the firm's Canadian asset management business. He began his career in the investment banking division of Lehman Brothers. Mr. Walthour received his Bachelor of Arts degree from the State University of New York at Albany where he graduated cum laude from the Nelson Rockefeller School of Government.


  David A. Tonkovich, Vice President, Client Relations

 Mr. Tonkovich is a Vice President of Aetos Capital and is involved in the business development and client relations activities of Aetos Capital's absolute return strategies. Prior to joining Aetos Capital in June 2002, Mr. Tonkovich was the Director of Business Development for Orme Capital Management, a hedge fund organization. Mr. Tonkovich oversaw both the fundraising and business development efforts of the firm. Prior to Orme Capital, Mr. Tonkovich was an Associate in the Partners Group of Whitney & Co. He was a member of the team responsible for marketing the firm's investment funds, including private equity, hedged equity, private debt and CDOs. Prior to Whitney & Co., Mr. Tonkovich was an institutional broker in the Foreign Exchange Options Group of Cantor Fitzgerald. Mr. Tonkovich graduated from Boston College where he received a Bachelor of Science in Finance from the Carroll School of Management.
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